Securities - Realized Gains and Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
Net gains on sales of AFS debt securities	$ 1,354	$ 1,271	$ 1,662
Debt securities
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
Gross gains	1,366	1,302	2,128
Gross losses	(12)	(31)	(466)
Net gains on sales of AFS debt securities	1,354	1,271	1,662
Income tax expense attributable to realized net gains on sales of AFS debt securities	$ 515	$ 470	$ 615